CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of prospectus that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Municipal High Income Fund,  a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 120 to the Registrant’s Registration Statement (“Amendment No. 120”), and (b) that Amendment No. 120 was filed electronically.

Dated:	June 18, 2015	By:	/s/	Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary